Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units, beginning balance	29,080
Beginning balance weighted average grant date fair value	$ 18.75
Restricted stock units Granted	358,397,000	65,171
Granted weighted average grant date fair value	$ 1.83	$ 16.47
Restricted stock units, Vested	(340,154,000)	(7,355)
Vested weighted average grant date fair value	$ 2.85	$ 18.75
Restricted stock units, Forfeited		28,736
Forfeited weighted average grant date fair value		$ 18.75
Restricted stock units, ending balance	47,323	29,080
Ending balance weighted average grant date fair value	$ 4.87	$ 18.75